UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2006
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            11/13/2006
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        119

Form 13f Information Table Value Total:                   28511246
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   876312 25872800 SH       Sole                 21694800           4178000
                                                            495416 14627000 SH       Defined              14627000
                                                               847    25000 SH       Other                   25000
CEMEX S.A.B. de C.V. ADR       COM              151290889   993104 33015420 SH       Sole                 28761850           4253570
                                                            619614 20598872 SH       Defined              20598872
                                                               719    23906 SH       Other                   23906
Chesapeake Energy Corporation  COM              165167107   430385 14851100 SH       Sole                 11925100           2926000
                                                            410502 14165000 SH       Defined              14165000
                                                               116     4000 SH       Other                    4000
Comcast Corporation Cl A       COM              20030N101   192560  5218435 SH       Sole                  4113304           1105131
                                                             45446  1231596 SH       Defined               1231596
                                                                48     1294 SH       Other                    1294
Comcast Corporation Spl Cl A   COM              20030N200   958240 26032062 SH       Sole                 22944062           3088000
                                                            472126 12826021 SH       Defined              12826021
                                                               828    22500 SH       Other                   22500
Del Monte  Foods Company       COM              24522P103     1030    98600 SH       Sole                                      98600
                                                             66698  6382600 SH       Defined               6382600
Dell Inc.                      COM              24702R101  1658181 72599853 SH       Sole                 62803575           9796278
                                                           1193746 52265567 SH       Defined              52265567
                                                              1393    61000 SH       Other                   61000
DIRECTV Group, Inc.            COM              25459L106  1228527 62425131 SH       Sole                 54231930           8193201
                                                            547940 27842500 SH       Defined              27842500
                                                               835    42408 SH       Other                   42408
Discovery Holding Company      COM              25468Y107   161763 11186910 SH       Sole                 10000610           1186300
                                                            235081 16257344 SH       Defined              16257344
                                                                88     6100 SH       Other                    6100
EBay Inc.                      COM              278642103    64107  2260458 SH       Sole                  2084000            176458
                                                            139392  4915100 SH       Defined               4915100
Everest Re Group, Ltd.         COM              G3223R108   205944  2111600 SH       Sole                  1927600            184000
                                                            138668  1421800 SH       Defined               1421800
Fair Isaac Corporation         COM              303250104      369    10100 SH       Sole                                      10100
                                                             24275   663800 SH       Defined                663800
FedEx Corporation              COM              31428X106   412125  3792100 SH       Sole                  3073100            719000
                                                            434568  3998600 SH       Defined               3998600
                                                               710     6533 SH       Other                    6533
First Horizon National Corpora COM              320517105      912    24000 SH       Sole                    24000
General Motors Corporation     COM              370442105   871389 26199300 SH       Sole                 22278600           3920700
                                                            473622 14240000 SH       Defined              14240000
                                                               698    21000 SH       Other                   21000
Hilb Rogal & Hobbs Company     COM              431294107     3113    73000 SH       Sole                                      73000
                                                            150401  3526400 SH       Defined               3526400
IDT Corporation                COM              448947101       79     5600 SH       Sole                                       5600
                                                              5640   398900 SH       Defined                398900
IDT Corporation Cl B           COM              448947309      617    42800 SH       Sole                                      42800
                                                             41923  2907300 SH       Defined               2907300
IHOP Corp.                     COM              449623107    22665   489000 SH       Sole                   287000            202000
                                                            138035  2978100 SH       Defined               2978100
Ingersoll-Rand Company Limited COM              G4776G101    30840   812000 SH       Sole                   768250             43750
                                                             61869  1629000 SH       Defined               1629000
Jacuzzi Brands, Inc.           COM              469865109    36771  3680800 SH       Sole                  2532500           1148300
                                                            145952 14609800 SH       Defined              14609800
Level 3 Communications, Inc.   COM              52729N100   278439 51658419 SH       Sole                 45781750           5876669
                                                            695876 129105002 SH      Defined             129105002
Liberty Media Corporation Capi COM              53071M302   527819  6315895 SH       Sole                  5564045            751850
                                                            233008  2788172 SH       Defined               2788172
                                                               389     4650 SH       Other                    4650
Liberty Media Corporation Inte COM              53071M104   959946 47102363 SH       Sole                 40887413           6214950
                                                            460275 22584666 SH       Defined              22584666
                                                               759    37250 SH       Other                   37250
Millea Holdings, Inc. ADR      COM              60032R106   200362  2204200 SH       Sole                  1700600            503600
Molson Coors Brewing Company   COM              60871R209   127658  1852800 SH       Sole                  1745800            107000
                                                            280464  4070600 SH       Defined               4070600
Nestle S.A. ADR                COM              641069406    13280   152780 SH       Sole                   152780
News Corporation               COM              65248E203    82583  4001096 SH       Sole                  4001096
                                                            149426  7239640 SH       Defined               7239640
NTT DoCoMo, Inc. ADR           COM              62942M201    35102  2277900 SH       Sole                  1768900            509000
Odyssey Re Holdings Corp.      COM              67612W108    60007  1776400 SH       Sole                  1170400            606000
                                                             28504   843800 SH       Defined                843800
PepsiAmericas, Inc.            COM              71343P200    19853   930300 SH       Sole                   838300             92000
                                                            112310  5262900 SH       Defined               5262900
Pioneer Natural Resources Comp COM              723787107   404426 10338100 SH       Sole                  8246200           2091900
                                                            495001 12653400 SH       Defined              12653400
                                                               626    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103     2098    56545 SH       Sole                                      56545
                                                            137345  3702022 SH       Defined               3702022
Royal Philips Electronics ADR  COM              500472303   925330 26430442 SH       Sole                 22513442           3917000
                                                            168938  4825434 SH       Defined               4825434
                                                               875    25000 SH       Other                   25000
Ruddick Corporation            COM              781258108     1218    46800 SH       Sole                                      46800
                                                            125556  4823500 SH       Defined               4823500
Saks Incorporated              COM              79377W108      833    48200 SH       Sole                    48000               200
Service Corporation Internatio COM              817565104     2457   263100 SH       Sole                                     263100
                                                            161093 17247600 SH       Defined              17247600
Shaw Communications Inc. Cl B  COM              82028K200    24163   804900 SH       Sole                   614400            190500
                                                             68507  2282050 SH       Defined               2282050
Sprint Nextel Corporation      COM              852061100   825779 48150400 SH       Sole                 42289900           5860500
                                                            455296 26547900 SH       Defined              26547900
                                                               703    41000 SH       Other                   41000
Symantec Corporation           COM              871503108   453639 21317607 SH       Sole                 17766607           3551000
                                                            134379  6314800 SH       Defined               6314800
                                                               872    41000 SH       Other                   41000
Telephone and Data Systems, In COM              879433100   110028  2613500 SH       Sole                  2263500            350000
                                                             64447  1530800 SH       Defined               1530800
                                                               253     6000 SH       Other                    6000
Telephone and Data Systems, In COM              879433860   495970 12141237 SH       Sole                  9941100           2200137
                                                            231464  5666200 SH       Defined               5666200
                                                               245     6000 SH       Other                    6000
Texas Industries, Inc.         COM              882491103     2426    46600 SH       Sole                                      46600
                                                            168924  3244800 SH       Defined               3244800
USI Holdings Corporation       COM              90333H101      677    50000 SH       Sole                                      50000
                                                             31986  2360576 SH       Defined               2360576
Vail Resorts, Inc.             COM              91879Q109      304     7600 SH       Sole                                       7600
                                                             48501  1211917 SH       Defined               1211917
Walt Disney Company            COM              254687106  1133810 36681000 SH       Sole                 31550500           5130500
                                                            478790 15489800 SH       Defined              15489800
                                                               896    29000 SH       Other                   29000
Wendy's International, Inc.    COM              950590109   245475  3663800 SH       Defined               3663800
Willis Group Holdings Limited  COM              G96655108   202692  5334000 SH       Sole                  4989000            345000
                                                            231762  6099000 SH       Defined               6099000
Yum! Brands, Inc.              COM              988498101   558307 10726362 SH       Sole                  9291300           1435062
                                                            620806 11927100 SH       Defined              11927100
                                                               729    14000 SH       Other                   14000
Fairfax Financial Holdings Lim COM              303901102   247640  1904980 SH       Sole                  1677980            227000
                                                            233473  1796000 SH       Defined               1796000
Level 3 Communications, Inc. C CONV             52729NAG5    13535 15060000 PRN      Sole                  6380000           8680000
                                                             16657 18534000 PRN      Defined              18534000
Level 3 Communications, Inc. C CONV             52729NAS9    38561 43882000 PRN      Sole                 36832000           7050000
Level 3 Communications, Inc. C CONV             52729nbe9   286160 160764000 PRN     Sole                134758000          26006000
                                                            395301 222079000 PRN     Defined             222079000